Leases - Schedule of Operating lease Right -of-Use Assets, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Operating Lease, Liability [Abstract]
Right-of-use assets	$ 302	$ 554
Lease liabilities, current	127	211
Lease liabilities, non-current	177	343
Total operating lease liabilities	$ 304	$ 554